INCOME TAXES - Income Tax Recovery Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax recovery
Current tax on net earnings	$ 0	$ 0
Recovery of previously unrecognized deferred tax assets	(12,944)	0
Income tax recovery	$ (12,944)	$ 0